Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Lease [Abstract]
Lease term, Description	The lease term was from November 30, 2023 to November 29, 2026.
Operating lease expenses	$ 13,022	$ 99,437	$ 98,859